Accounting Policies, by Policy (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Basis of presentation
(a)	Basis of presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). All transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.

The unaudited interim condensed consolidated financial information as of June 30, 2021 and for the six months ended June 30, 2021 and 2020 have been prepared, pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”). Certain information and footnote disclosures, which are normally included in annual condensed consolidated financial statements prepared in accordance with US GAAP, have been omitted pursuant to those rules and regulations. The unaudited interim condensed consolidated financial information should be read in conjunction with the consolidated financial statements and the notes thereto, included in the Company’s Form 10-K for the fiscal year ended December 31, 2020 previously filed with the SEC on June 4, 2021.

In the opinion of management, all adjustments (which include normal recurring adjustments) necessary to present a fair statement of the Company’s unaudited condensed consolidated financial position as of June 30, 2021 and its unaudited condensed consolidated results of operations for the three months and six months ended June 30, 2021 and 2020, and its unaudited condensed consolidated cash flows for the six months ended June 30, 2021 and 2020, as applicable, have been made. The interim results of operations are not necessarily indicative of the operating results for the fiscal year or any future periods.

Error Correction

On March 4, 2021, the Company issued 750,000 fully-vested warrants with an exercise price of $0.01, with a five-year life, to an agent who was engaged to complete the warrant waiver and exercise agreements discussed in Note 7.

The Company applied Black-Scholes model and determined the fair value of the warrants to be $1.7 million. Significant estimates and assumptions used included stock price on March 4, 2021 of $2.27 per share, risk-free interest rate of one year of 0.08%, life of 5 years, and volatility of 71.57%.

The Company’s quarterly financial statements ended March 31, 2021 contained an error related to above share-based payment for service. Management has determined such error was qualitatively immaterial and the correction was made during this quarter. No restatement to previous issued interim financial statements was deemed necessary.

The following table illustrates the correction of the error had it been shown in the statement of operations on March 31, 2021 in the interim financial statement in Form 10-Q filing on June 26, 2021:

Three months ended March 31, 2021
Income from operations as reported	$557,235
Effect on share-based payment for service	(1,695,042)
Loss from operations as revised	$1,137,807)

Three months ended March 31, 2021
Net income as reported	$156,766
Effect on share-based payment for service	(1,695,042)
Net loss as revised	$(1,538,276)

Three months ended March 31, 2021
EPS as reported	$0.00
Effect on EPS	(0.02)
EPS as revised	$(0.02)

The Company included $1,695,042 as share-based payment for service on the condensed consolidated statement of operations for the six months ended June 30, 2021.

●	Use of estimates

The preparation of these condensed consolidated financial statements in conformity with the US GAAP requires management to make estimates and judgments that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities on the date of these condensed consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. The Company bases its estimates and judgments on historical experience and on various other assumptions and information that are believed to be reasonable under the circumstances. Estimates and assumptions of future events and their effects cannot be perceived with certainty and, accordingly, these estimates may change as new events occur, as more experience is acquired, as additional information is obtained and as our operating environment changes. Significant estimates and assumptions made by management include, among others, useful lives and impairment of long-lived assets, collectability of receivables, including accounts receivable, loans receivable, and amount due from related parties, advances to suppliers, allowance for doubtful accounts and fair value of goodwill. While the Company believes that the estimates and assumptions used in the preparation of these condensed consolidated financial statements are appropriate, actual results could differ from those estimates. Estimates and assumptions are periodically reviewed and the effects of revisions are reflected in the condensed consolidated financial statements in the period they are determined to be necessary.

●	Foreign currency

The functional currency of the Company and its Hong Kong subsidiary is the United States dollars (“US$”). The Company’s PRC subsidiaries determined their functional currency to be the Chinese Renminbi (“RMB”). The determination of functional currency is based on the criteria of ASC 830, Foreign Currency Matters (“ASC 830”). The Company uses the RMB as its reporting currency.

The financial statements of the Company and its Hong Kong subsidiary are translated from the functional currency to the reporting currency, RMB. Monetary assets and liabilities of the subsidiaries are translated into RMB using the exchange rate in effect at each balance sheet date. Income and expense items are translated at the average exchange rate prevailing during the fiscal year. Translation gains and losses are accumulated in other comprehensive loss, as a component of shareholders’ deficit in the consolidated financial statements.

Transactions denominated in other than the functional currencies are remeasured into the functional currency of the entity at the exchange rates prevailing on the transaction dates. Financial assets and liabilities denominated in other than the functional currency are re-measured into the functional currency at the exchange rates prevailing at the balance sheet date. The foreign exchange differences are recorded in the consolidated statements of comprehensive income (loss).

Basis of presentation

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). All transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.

Inventory
(b)	Inventory

Inventories of the Company are bulk commodities products, such as precious metals. Inventories are stated at the lower of cost or net realizable value. Costs of inventory are determined using the first-in first-out method. Adjustments to reduce the cost of inventories are made, if required, for decreases in sales prices, obsolescence or similar reductions in the estimated net realizable value.

We keep inventory for our direct sales model. Our inventory control policy requires us to monitor our inventory level and to manage obsolete inventory. Risk is passed to our customers (or to delivery service providers) upon the delivery of commodities to our customers. For a substantial majority of precious metal sold through our network, the whole transaction process takes from a few hours to a few days, thus our inventory risk is limited. For a small portion of our transactions under direct sales model, we hold inventories for repeating customers with relatively stable demands of large quantity based on our transaction data. We analyze historical sales data and days in inventory to establish inventory management plans. We monitor our real-time inventory volume and adjust our inventory management plans based on factors such as fluctuations in supply and prices, seasonality, and sales of a particular product.

Convertible promissory notes
(c)	Convertible promissory notes

The Company accounts for its convertible notes at issuance by allocating the proceeds received among freestanding instruments according to ASC 470, Debt ("ASC 470,") based upon their relative fair values.  The fair value of debt and common stock is determined based on the closing price of the common stock on the date of the transaction, and the fair value of warrants, if any, is determined using the Black-Scholes option-pricing model.  Convertible notes are subsequently carried at amortized cost.  The fair value of the warrants is recorded as additional paid-in capital, with a corresponding debt discount from the face amount of the convertible note.

Each convertible note is analyzed for the existence of a beneficial conversion feature, defined as the fair value of the common stock at the commitment date for the convertible note less the effective conversion price. Beneficial conversion features are recognized at their intrinsic value, and recorded as an increase to additional paid-in capital, with a corresponding reduction in the carrying amount of the convertible note (as a debt discount from the face amount of the convertible note.)  The discounts on the convertible notes, consisting of amounts ascribed to warrants and beneficial conversion features, are amortized to interest expense, using the effective interest method, over the terms of the related convertible notes.  Beneficial conversion features that are contingent upon the occurrence of a future event are recorded when the contingency is resolved.

Each convertible note is also analyzed for the existence of embedded derivatives, which may require bifurcation from the convertible note and separate accounting treatment.

The Company also analyzes the features of its convertible notes which, when triggered, mandate a downward adjustment to the instrument’s strike price (or conversion price) if equity shares are issued at a lower price (or equity-linked financial instruments are issued at a lower strike price) than the instrument’s then-current strike price. The purpose of the feature is typically to protect the instrument’s counterparty from future issuances of equity shares at a more favorable price.

Recent accounting pronouncement
(d)	Recent accounting pronouncement

In June 2016, the FASB issued ASU No. 2016-13 (“ASU 2016-13”) “Financial Instruments - Credit Losses” (“ASC 326”): Measurement of Credit Losses on Financial Instruments” which requires the measurement and recognition of expected credit losses for financial assets held at amortized cost. ASU 2016-13 replaces the existing incurred loss impairment model with an expected loss model which requires the use of forward-looking information to calculate credit loss estimates. It also eliminates the concept of other-than-temporary impairment and requires credit losses related to available-for-sale debt securities to be recorded through an allowance for credit losses rather than as a reduction in the amortized cost basis of the securities. These changes will result in earlier recognition of credit losses. In November 2019, the FASB issued ASU 2019-10 “Financial Instruments – Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842)” (“ASC 2019-10,”) which defers the effective date of ASU 2016-13 to fiscal years beginning after December 15, 2022, including interim periods within those fiscal years, for public entities which meet the definition of a smaller reporting company. The Company will adopt ASU 2016-13 effective January 1, 2023. Management is currently evaluating the effect of the adoption of ASU 2016-13 on the consolidated financial statements. The effect will largely depend on the composition and credit quality of our investment portfolio and the economic conditions at the time of adoption.

In January 2017, the FASB issued ASU 2017-04, “Intangibles — Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment,” which simplifies how an entity is required to test goodwill for impairment by eliminating step two from the goodwill impairment test. Step two of the goodwill impairment test measures a goodwill impairment loss by comparing the implied fair value of a reporting unit’s goodwill with its carrying amount. As amended by ASU 2019-10, annual or interim goodwill impairment tests are performed in fiscal years beginning after December 15, 2022. We do not expect that the adoption of this guidance will have a material impact on our financial position, results of operations and cash flows.

In January 2020, the FASB issued ASU 2020-01, Investments-Equity Securities (Topic 321), Investments-Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815) - Clarifying the Interactions between Topic 321, Topic 323, and Topic 815. This guidance addresses accounting for the transition into and out of the equity method and provides clarification of the interaction of rules for equity securities, the equity method of accounting, and forward contracts and purchase options on certain types of securities. This standard is effective for the Group beginning January 1, 2022 including interim periods within the fiscal year. Early adoption is permitted. The Group does not expect any material impact on its consolidated financial statements.

In August 2020, the FASB issued ASU No. 2020-06 (“ASU 2020-06”) “Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity.” ASU 2020-06 will simplify the accounting for convertible instruments by reducing the number of accounting models for convertible debt instruments and convertible preferred stock. For public business entities, the amendments in ASU 2020-06 are effective for public entities which meet the definition of a smaller reporting company are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023. The Company will adopt ASU 2020-06 effective January 1, 2024. Management is currently evaluating the effect of the adoption of ASU 2020-06 on the consolidated financial statements. The effect will largely depend on the composition and terms of the financial instruments at the time of adoption.

Recent accounting pronouncement

In June 2016, the FASB issued ASU No. 2016-13 (“ASU 2016-13”) “Financial Instruments - Credit Losses” (“ASC 326”): Measurement of Credit Losses on Financial Instruments” which requires the measurement and recognition of expected credit losses for financial assets held at amortized cost. ASU 2016-13 replaces the existing incurred loss impairment model with an expected loss model which requires the use of forward-looking information to calculate credit loss estimates. It also eliminates the concept of other-than-temporary impairment and requires credit losses related to available-for-sale debt securities to be recorded through an allowance for credit losses rather than as a reduction in the amortized cost basis of the securities. These changes will result in earlier recognition of credit losses. In November 2019, the FASB issued ASU 2019-10 “Financial Instruments – Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842)” (“ASC 2019-10,”) which defers the effective date of ASU 2016-13 to fiscal years beginning after December 15, 2022, including interim periods within those fiscal years, for public entities which meet the definition of a smaller reporting company. The Company will adopt ASU 2016-13 effective January 1, 2023. Management is currently evaluating the effect of the adoption of ASU 2016-13 on the consolidated financial statements. The effect will largely depend on the composition and credit quality of our investment portfolio and the economic conditions at the time of adoption.

In January 2017, the FASB issued ASU 2017-04, “Intangibles — Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment,” which simplifies how an entity is required to test goodwill for impairment by eliminating step two from the goodwill impairment test. Step two of the goodwill impairment test measures a goodwill impairment loss by comparing the implied fair value of a reporting unit’s goodwill with its carrying amount. As amended by ASU 2019-10, annual or interim goodwill impairment tests are performed in fiscal years beginning after December 15, 2022. We do not expect that the adoption of this guidance will have a material impact on our financial position, results of operations and cash flows.

In August 2020, the FASB issued ASU No. 2020-06 (“ASU 2020-06”) “Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity.” ASU 2020-06 will simplify the accounting for convertible instruments by reducing the number of accounting models for convertible debt instruments and convertible preferred stock. For public business entities, the amendments in ASU 2020-06 are effective for public entities which meet the definition of a smaller reporting company are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023. The Company will adopt ASU 2020-06 effective January 1, 2024. Management is currently evaluating the effect of the adoption of ASU 2020-06 on the consolidated financial statements. The effect will largely depend on the composition and terms of the financial instruments at the time of adoption
Business combination
Business combination

The Company accounted for its business combination using the acquisition method of accounting in accordance with ASC 805 “Business Combinations”. The cost of an acquisition is measured as the aggregate of the acquisition date fair values of the assets transferred and liabilities incurred by the Company to the sellers and equity instruments issued. Transaction costs directly attributable to the acquisition are expensed as incurred. Identifiable assets and liabilities acquired or assumed are measured separately at their fair values as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the total costs of acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill.

Use of estimates
Use of estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. On an ongoing basis, management reviews these estimates using the currently available information. Changes in facts and circumstances may cause the Company to revise its estimates. Significant accounting estimates reflected in the financial statements include: (i) useful lives and residual value of long-lived assets; (ii) the impairment of long-lived assets and investments; (iii) the valuation allowance of deferred tax assets; (iv) estimates of allowance for doubtful accounts, including loans receivable from third parties and related parties, and (v) contingencies and litigation.

Fair value measurement
Fair value measurement

The Company has adopted ASC Topic 820, Fair Value Measurement and Disclosure, which defines fair value, establishes a framework for measuring fair value in GAAP, and expands disclosures about fair value measurements. It does not require any new fair value measurements, but provides guidance on how to measure fair value by providing a fair value hierarchy used to classify the source of the information. It establishes a three-level valuation hierarchy of valuation techniques based on observable and unobservable inputs, which may be used to measure fair value and include the following:

Level 1	–	Quoted prices in active markets for identical assets or liabilities.

Level 2	–	Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3	–	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Classification within the hierarchy is determined based on the lowest level of input that is significant to the fair value measurement. The carrying value of financial items of the Company, including cash and cash equivalents, loans receivable due from third parties, accounts receivable, due from related parties, bank borrowings, third parties loans payable, other current liabilities and acquisition payable, approximate their fair values due to their short-term nature.

The inputs used to measure the estimated fair value of warrants are classified as Level 3 fair value measurement due to the significance of unobservable inputs using company-specific information. The valuation methodology used to estimate the fair value of warrant liabilities is discussed in Note 9.

Cash and cash equivalents
Cash and cash equivalents

Cash includes cash on hand and demand deposits in accounts maintained with commercial banks. The Company considers all highly liquid investment instruments with an original maturity of three months or less from the date of purchase to be cash equivalents. The Company maintains most of its bank accounts in the PRC. Cash balances in bank accounts in the PRC are not insured by the Federal Deposit Insurance Corporation or other programs.

Accounts receivable
Accounts receivable

Accounts receivable are presented net of allowance for doubtful accounts. The Company usually determines the adequacy of reserves for doubtful accounts based on individual account analysis and historical collection trends. The Company establishes a provision for doubtful receivables when there is objective evidence that the Company may not be able to collect amounts due. The allowance is based on management’s best estimates of specific losses on individual exposures, as well as a provision on historical trends of collections. The provision is recorded against accounts receivables balances, with a corresponding charge recorded in the consolidated statements of income and comprehensive income. Delinquent account balances are written off against the allowance for doubtful accounts after management has determined that the likelihood of collection is not probable. As of December 31, 2020 and 2019, the Company did not accrue allowance for uncollectible balances.

Loans receivable due from third parties
Loans receivable due from third parties

The Company provided loans to certain third parties for the purpose of making use of its cash.

The Company monitors all loans receivable for delinquency and provides for estimated losses for specific receivables that are not likely to be collected. Management periodically assesses the collectability of these loans receivable. Delinquent account balances are written-off against the allowance for doubtful accounts after management has determined that the likelihood of collection is not probable. As of December 31, 2020 and 2019, the Company did not accrue allowance against loans receivables due from third parties.

Investments in an equity investee
Investments in an equity investee

On December 17, 2019, the Company issued 1,253,814 shares of common stock to acquire 20% of the equity ownership interest in Hangzhou Yihe Network Technology Co., Ltd. (“Hangzhou Yihe”) for the purpose of promoting car leasing business in Zhejiang province (see Note 6).

In accordance with ASC 323 “Investments — Equity Method and Joint Ventures,”, the Company accounted for the above mentioned investments using equity method, because the Company has significant influence but does not own a majority equity interest or otherwise control over these equity investees.

Under the equity method, the Company’s share of the post-acquisition profits or losses of the equity investee is recognized in the consolidated statements of operations and its share of post-acquisition movements in accumulated other comprehensive income (loss) is recognized in other comprehensive income (loss). The Company records its share of the results of the equity investees on a one quarter in arrears basis. The excess of the carrying amount of the investment over the underlying equity in net assets of the equity investee represents goodwill and intangible assets acquired, if applicable. When the Company’s share of losses in the equity investee equals or exceeds its interest in the equity investee, the Company does not recognize further losses, unless the Company has incurred obligations or made payments or guarantees on behalf of the equity investee.

The Company continually reviews its investments in equity investees to determine whether a decline in fair value below the carrying value is other-than-temporary. The primary factors the Company considers in its determination include the financial condition, operating performance and the prospects of the equity investee; other company specific information such as recent financing rounds; the geographic region, market and industry in which the equity investee operates; and the length of time that the fair value of the investment is below its carrying value. If the decline in fair value is deemed to be other-than-temporary, the carrying value of the equity investee is written down to fair value.

Investments in financial products
Investments in financial products

In May 2019, the Company invested an aggregate of $1,000,000 to purchase financial products from Harrison Fund, LLC (“Harrison Fund”), a private equity fund (“PE fund”) in order to earn investment income. These financial products bear variable return rate and are redeemable on each anniversary after the Company’s initial investment.

In accordance with ASU 2016-01, the Company accounts for its investments in financial products using the measurement alternative at cost, less impairment, with subsequent adjustments for observable price changes resulting from orderly transactions for identical or similar investments of the same issuer that were completed on or after January 1, 2019.

Intangible assets
Intangible assets

The Company’s intangible assets consist primarily of customer relationships, which are generally recorded in connection with acquisitions at their fair value. Intangible assets with estimable lives are amortized, generally on a straight-line basis, over their respective estimated useful lives of 6.2 years to their estimated residual values and reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable.

Goodwill
Goodwill

Goodwill represents the excess of the consideration paid of an acquisition over the fair value of the net identifiable assets of the acquired subsidiary at the date of acquisition. Goodwill is not amortized and is tested for impairment at least annually, more often when circumstances indicate impairment may have occurred. Goodwill is carried at cost less accumulated impairment losses. If impairment exists, goodwill is immediately written off to its fair value and the loss is recognized in the consolidated statements of operations and comprehensive loss. Impairment losses on goodwill are not reversed.

The Company reviews the carrying value of intangible assets not subject to amortization, including goodwill, to determine whether impairment may exist annually or more frequently if events and circumstances indicate that it is more likely than not that an impairment has occurred. The Company has the opinion to assess qualitative factors to determine whether it is necessary to perform the two-step in accordance with ASC 350-20. If the Company believes, as a result of the qualitative carrying amount, the two-step quantities impairment test described below is required.

The first step compares the fair values of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required.

If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit’s goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business acquisition with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. Estimating fair value is performed by utilizing various valuation techniques, with the primary technique being a discounted cash flow. The fair value of discounted cash flow was determined using management’s estimates and assumptions.

For the year ended December 31, 2020, the Company did not record an impairment loss against goodwill.

Impairment of long-lived assets other than goodwill
Impairment of long-lived assets other than goodwill

Long-lived assets, including intangible assets with finite lives are reviewed for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be recoverable. The Company assesses the recoverability of the assets based on the undiscounted future cash flows the assets are expected to generate and recognize an impairment loss when estimated undiscounted future cash flows expected to result from the use of the asset plus net proceeds expected from disposition of the asset, if any, are less than the carrying value of the asset. If an impairment is identified, the Company would reduce the carrying amount of the asset to its estimated fair value based on a discounted cash flows approach or, when available and appropriate, to comparable market values.

For the year ended December 31, 2020, the Company did not record an impairment loss against intangible assets.

Operating lease as a lessee
Operating lease as a lessee

The Company adopted ASU 2016-02, Leases (Topic 842), on January 1, 2019, using a modified retrospective approach reflecting the application of the standard to leases existing at, or entered into after, the beginning of the earliest comparative period presented in the consolidated financial statements.

The Company leases its offices which are classified as operating leases in accordance with Topic 842. Under Topic 842, lessees are required to recognize the following for all leases (with the exception of short-term leases) on the commencement date: (i) lease liability, which is a lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis; and (ii) right-of-use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term.

At the commencement date, the Company recognizes the lease liability at the present value of the lease payments not yet paid, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate for the same term as the underlying lease. The right-of-use asset is recognized initially at cost, which primarily comprises the initial amount of the lease liability, plus any initial direct costs incurred, consisting mainly of brokerage commissions, less any lease incentives received. All right-of-use assets are reviewed for impairment.

Revenue recognition
Revenue recognition

The Company generates revenue associated with commodity trading and revenue associated with supply chain management services are accounted for in accordance with ASC 606.

ASC 606 establishes principles for reporting information about the nature, amount, timing and uncertainty of revenue and cash flows arising from the entity’s contracts to provide goods or services to customers. The core principle requires an entity to recognize revenue to depict the transfer of goods or services to customers in an amount that reflects the consideration that it expects to be entitled to receive in exchange for those goods or services recognized as performance obligations are satisfied. This new guidance provides a five-step analysis in determining when and how revenue is recognized. Under the new guidance, revenue is recognized when a customer obtains control of promised goods or services and is recognized in an amount that reflects the consideration which the entity expects to receive in exchange for those goods or services. In addition, the new guidance requires disclosure of the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers.

Revenue from sales of commodity products

In December 2019, the Company started its commodity trading business through its VIE Huamucheng. The commodity trading business primarily involves purchasing non-ferrous metal product (such as aluminium ingots, copper, silver, and gold) from metal and mineral suppliers and then selling to customers. The Company makes advance payments to suppliers to purchase the metal products, requests suppliers to ship products to designated warehouse. Upon obtaining purchase orders and receipt of full advance payments from customers, the Company instructs warehouse agent to transfer ownership of products to customers. The transaction is normally completed within a short period of time, ranging from a few days to a month.

The Company’s contracts with customers for metal commodity trading are fixed-price contracts. The Company does not grant customers with incentives or return rights, and therefore, there is no variable considerations derived from the contracts. The Company acts as the principal because the Company is responsible for fulfilling the promise to provide the specified metal products to customers, is subject to inventory risk before the product ownership and risk are transferred and has the discretion in establishing prices. As a result, revenue is recognized on a gross basis. The Company recognizes revenue when the product ownership is transferred to its customers.

Revenue from supply chain management services

In connection with the Company’s commodity sales, in order to help customers to obtain sufficient funds to purchase various metal products and also help metal and mineral suppliers to sell their metal products, the Company launched its supply chain management service business as defined below:

Loan recommendation service fees

The Company recommends customers who have financing need for commodity trading to various financial institutions and assist these customers to obtain loans from the financial institutions. The Company’s services include conducting customer screening and credit check, matching customer with right financial institution and assisting in customer’s applications and related paperwork etc. The Company receives a referral fee from the customers if funding is secured. Such revenue is recognized at the point when referral services are performed and the related funds are drawdown by customer.

Commodity distribution service fees

The Company utilizes its sales and marketing expertise and customer network to introduce customers to large metal and mineral suppliers, and facilitate metal product sales between the suppliers and the customers. The Company merely acts as an agent in this type of transaction and earns a commission fee based on the percentage of volume of metal products that customers purchase. Distribution service fees are recognized as revenue when the Company successfully facilitates sales transactions between suppliers and customers. For the year ended December 31, 2020 and 2019, the Company earned commodity distribution service fees $1,631,318   and $238,963 from facilitating such sales transactions with third party customers and earned distribution service fees of $2,140,840 and $nil from facilitating such sales transactions with related party customers  .

Contract liabilities

The supply chain management service fees are collected either in advance to provision of services or after the services. In cases where fees are collected in advance, the fees are recorded as “advances from customers” in the consolidated balance sheets. Advance from customers is recognized as revenue when the Company delivers the supply chain management services to its customers.

Income taxes
Income taxes

The Company accounts for income taxes in accordance with the U.S. GAAP for income taxes. Under the asset and liability method as required by this accounting standard, the recognition of deferred income tax liabilities and assets for the expected future tax consequences of temporary differences between the income tax basis and financial reporting basis of assets and liabilities. Provision for income taxes consists of taxes currently due plus deferred taxes.

The charge for taxation is based on the results for the year as adjusted for items which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date.

Deferred tax is accounted for using the balance sheet liability method in respect of temporary differences arising from differences between the carrying amount of assets and liabilities in the financial statements and the corresponding tax basis. Deferred tax assets are recognized to the extent that it is probable that taxable income to be utilized with prior net operating loss carried forward. Deferred tax is calculated using tax rates that are expected to apply to the period when the asset is realized or the liability is settled. Deferred tax is charged or credited in the income statement, except when it is related to items credited or charged directly to equity. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. The Company did not have unrecognized uncertain tax position or any unrecognized liabilities, interest or penalties associated with unrecognized tax benefit as of December 31, 2020 and 2019. As of December 31, 2020, all of the Company’s income tax returns for the tax years ended December 31, 2015 through December 31, 2019 remain open for statutory examination by relevant tax authorities.

Loss per share
Loss per share

Basic loss per share is computed by dividing the net loss income by the weighted average number of common shares outstanding during the period. Diluted loss income per share is the same as basic loss income per share due to the lack of dilutive items in the Company. The number of warrants is excluded from the computation because of its anti-dilutive effect.

Share-based compensation
Share-based compensation

Share-based compensation granted to the Company’s senior management and nonemployees are measured at fair value on grant date and share-based compensation expense is recognized (i) immediately at the grant date if no vesting conditions are required, or (ii) using the accelerated attribution method, net of estimated forfeitures, over the requisite service period. The fair value of restricted shares is determined with reference to the fair value of the underlying shares.

At each date of measurement, the Company reviews internal and external sources of information to assist in the estimation of various attributes to determine the fair value of the share-based awards granted by the Company, including but not limited to the fair value of the underlying shares, expected life, expected volatility and expected forfeiture rates. The Company is required to consider many factors and make certain assumptions during this assessment. If any of the assumptions used to determine the fair value of the share-based compensation changes significantly, share-based compensation expense may differ materially in the future from that recorded in the current reporting period.

Discontinued operation
Discontinued operation

In accordance with ASC 205-20, Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity, a disposal of a component of an entity or a group of components of an entity is required to be reported as discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results when the components of an entity meets the criteria in paragraph 205-20-45-1E to be classified as held for sale. When all of the criteria to be classified as held for sale are met, including management, having the authority to approve the action, commits to a plan to sell the entity, the major current assets, other assets, current liabilities, and noncurrent liabilities shall be reported as components of total assets and liabilities separate from those balances of the continuing operations. At the same time, the results of all discontinued operations, less applicable income taxes (benefit), shall be reported as components of net income (loss) separate from the net income (loss) of continuing operations in accordance with ASC 205-20-45.

Segment reporting
Segment reporting

The Company had two operating business lines, including business with metal products trading and supply chain management services business conducted by Huamucheng (“Commodity Trading and Supply Chain Management Services”) and used luxurious car leasing business (“Used Car Leasing”) conducted by Beijing Tianxing. However, due to changes in our organizational structure associated with the used luxurious car leasing business as a discontinued operation (Note 3 – Discontinued operation), management has determined that the Company now operates in one operating segment with one reporting segment. The accounting policies of our one reportable segment are the same as those described in this Note 2.

Reclassification
Reclassification

Certain items in the financial statements of comparative period have been reclassified to conform to the financial statements for the current period, primarily for the effects of discontinued operations.